Wireless Device Installment Plans	12 Months Ended
Dec. 31, 2015
Wireless Device Installment Plans

Note 8
Wireless Device Installment Plans

Under the Verizon device payment program, our eligible wireless customers purchase phones or tablets at unsubsidized prices on an installment basis (a device installment plan). Customers that activate service on devices purchased under the device payment program pay lower service fees as compared to those under our fixed-term service plans, and their installment charge is included in their standard wireless monthly bill. As of December 31, 2015 and 2014, respectively, the total portfolio of device installment plan receivables we are servicing was $11.9 billion and $3.8 billion. During 2015, we entered into programs to sell certain device installment receivables. The outstanding portfolio of device installment plan receivables derecognized from our consolidated balance sheets but which we continue to service was $8.2 billion at December 31, 2015.

Wireless Device Installment Plan Receivables

The following table displays device installment plan receivables, net, that continue to be recognized in our consolidated balance sheets:

	(dollars in millions)

At December 31,	2015	2014

Device installment plan receivables, gross	$3,720	$3,833
Unamortized imputed interest	(142)	(155)

Device installment plan receivables, net of unamortized imputed interest	3,578	3,678
Allowance for credit losses	(444)	(76)

Device installment plan receivables, net	$3,134	$3,602

Classified on our consolidated balance sheets:
Accounts receivable, net	$1,979	$2,470
Other assets	1,155	1,132

Device installment plan receivables, net	$3,134	$3,602

At the time of sale, we impute risk adjusted interest on the device installment plan receivables. We record the imputed interest as a reduction to the related accounts receivable. Interest income, which is included within Service revenues and other on our consolidated statements of income, is recognized over the financed installment term.

We assess the collectability of our device installment plan receivables based upon a variety of factors, including the credit quality of the customer base, payment trends and other qualitative factors. We use custom, empirical, risk models to measure the credit quality of a customer and determine eligibility for the device payment program. Based upon the risk assessed by the models, a customer may be required to provide a down payment to enter into the program and may be subject to lower limits on the total amount financed. The down payment will vary in accordance with the risk assessed. We update our risk assessments monthly based on payment trends and other qualitative factors in order to monitor the overall quality of our receivables. The credit quality of our customers is consistent throughout the periods presented.

Activity in the allowance for credit losses for the device installment plan receivables was as follows:

(dollars in millions)

Balance at January 1, 2015	$76
Bad debt expenses	662
Write-offs	(203)
Allowance related to receivables sold	(101)
Other	10

Balance at December 31, 2015	$444

Customers entering into device installment agreements prior to May 31, 2015 have the right to upgrade their device, subject to certain conditions, including making a stated portion of the required device payments and trading in their device. Generally, customers entering into device installment agreements on or after June 1, 2015 are required to repay all amounts due under their device installment agreement before being eligible to upgrade their device. However, certain devices are subject to promotions that allow customers to upgrade to a new device after paying down the minimum percentage of their device installment plan and trading in their device. When a customer is eligible to upgrade to a new device, we record a guarantee liability in accordance with our accounting policy. The gross guarantee liability related to the upgrade program, which was approximately $0.2 billion at December 31, 2015 and $0.7 billion at December 31, 2014, was primarily included in Other current liabilities on our consolidated balance sheets.

Sales of Wireless Device Installment Plan Receivables

Wireless Device Installment Plan Receivables Purchase Agreement

During the first quarter of 2015, we established a program (Receivables Purchase Agreement, or RPA) to sell from time to time, on an uncommitted basis, eligible device installment plan receivables to a group of primarily relationship banks (Purchasers). Under the program, we transfer the eligible receivables to wholly-owned subsidiaries that are bankruptcy remote special purpose entities (Sellers or SPEs). The Sellers then sell the receivables to the Purchasers for upfront cash proceeds and additional consideration upon settlement of the receivables (the deferred purchase price). The receivables sold under the program are no longer considered assets of Verizon. We continue to bill and collect on the receivables in exchange for a monthly servicing fee, which is not material. Eligible receivables under the RPA exclude device installment plans where a customer was required to provide a down payment.

Revolving Sale of Wireless Device Installment Plan Receivables

During the fourth quarter of 2015, we entered into a one-year uncommitted facility to sell eligible device installment plan receivables on a revolving basis (Revolving Program), subject to a maximum funding limit, to the Purchasers. Sales of eligible receivables by the Sellers, once initiated, generally occur and are settled on a monthly basis. The receivables sold under the Revolving Program are no longer considered assets of Verizon. We continue to bill and collect on the receivables in exchange for a monthly servicing fee, which is not material. Customer installment payments will be available to purchase eligible installment plan receivables originated over the facility’s term. Eligible receivables under the Revolving Program exclude device installment plans where a customer was required to provide a down payment.

The sales of receivables under the RPA and Revolving Program did not have a material impact on our consolidated statements of income. The cash proceeds received from the Purchasers are recorded within Cash flows provided by operating activities on our consolidated statement of cash flows.

The following table provides a summary of device installment receivables sold under the RPA and the Revolving Program during the year ended December 31, 2015:

(dollars in millions)	RPA	Revolving Program	Total

Device installment plan receivables sold, net (1)	$6,093	$3,270	$9,363
Cash proceeds received (2)	4,502	2,738	7,240
Deferred purchase price recorded	1,690	532	2,222

(1) Device installment plan receivables net of allowances, imputed interest and the device trade-in right.

(2) As of December 31, 2015, cash proceeds received, net of remittances, were $5.9 billion.

Variable Interest Entities

Under both the RPA and the Revolving Program, the SPE’s sole business consists of the acquisition of the receivables from Verizon and the resale of the receivables to the Purchasers. The assets of the SPEs are not available to be used to satisfy obligations of any Verizon entities other than the Sellers. We determined that the SPEs are VIEs as they lack sufficient equity to finance their activities. Given that we have the power to direct the activities of the SPEs that most significantly impact the SPE’s economic performance, we are deemed to be the primary beneficiary of the SPEs. As a result, we consolidate the assets and liabilities of the SPEs into our consolidated financial statements.

Deferred Purchase Price

Under both the RPA and the Revolving Program, the deferred purchase price was initially recorded at fair value, based on the remaining installment amounts expected to be collected, adjusted, as applicable, for the time value of money and by the timing and estimated value of the device trade-in. The estimated value of the device trade-in considers prices expected to be offered to us by independent third parties. This estimate contemplates changes in value after the launch of a device. The fair value measurements are considered to be Level 3 measurements within the fair value hierarchy. The collection of the deferred purchase price is contingent on collections from customers. At December 31, 2015, our deferred purchase price receivable was $2.2 billion, which is held by the SPEs and is included within Other assets on our consolidated balance sheet.

Continuing Involvement

Verizon has continuing involvement with the sold receivables as it services the receivables. We continue to service the customer and their related receivables, including facilitating customer payment collection, in exchange for a monthly servicing fee. While servicing the receivables, the same policies and procedures are applied to the sold receivables that apply to owned receivables, and we continue to maintain normal relationships with our customers. The credit quality of the customers we continue to service is consistent throughout the periods presented. During the year ended December 31, 2015, we have collected and remitted approximately $1.3 billion, net of fees, of which an immaterial amount was returned as deferred purchase price. During the year ended December 31, 2015, credit losses on receivables sold were an immaterial amount.

In addition, we have continuing involvement related to the sold receivables as we may be responsible for absorbing additional credit losses pursuant to the agreements. The Company’s maximum exposure to loss related to the involvement with the SPEs is limited to the amount of the deferred purchase price, which was $2.2 billion as of December 31, 2015. The maximum exposure to loss represents an estimated loss that would be incurred under severe, hypothetical circumstances whereby the Company would not receive the portion of the proceeds withheld by the Purchasers. As we believe the probability of these circumstances occurring is remote, the maximum exposure to loss is not an indication of the Company’s expected loss.